Revenue (Q2) (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table presents the Company’s revenues disaggregated by geographical region and revenue type ($ in millions). Sales taxes and other usage-based taxes collected from customers are excluded from revenues.

	Water Quality	Product Quality & Innovation	Total
Year ended December 31, 2023:
Geographical region:
North America(a)	$1,694	$659	$2,353
Western Europe	536	584	1,120
Other developed markets	65	53	118
High-growth markets(b)	744	686	1,430
Total	$3,039	$1,982	$5,021

Revenue type:
Recurring	$1,727	$1,227	$2,954
Nonrecurring	1,312	755	2,067
Total	$3,039	$1,982	$5,021

Year ended December 31, 2022:
Geographical region:
North America(a)	$1,590	$670	$2,260
Western Europe	500	559	1,059
Other developed markets	67	56	123
High-growth markets(b)	730	698	1,428
Total	$2,887	$1,983	$4,870

Revenue type:
Recurring	$1,663	$1,196	$2,859
Nonrecurring	1,224	787	2,011
Total	$2,887	$1,983	$4,870

Year ended December 31, 2021:
Geographical region:
North America(a)	$1,408	$646	$2,054
Western Europe	490	609	1,099
Other developed markets	61	58	119
High-growth markets(b)	710	718	1,428
Total	$2,669	$2,031	$4,700

Revenue type:
Recurring	$1,491	$1,169	$2,660
Nonrecurring	1,178	862	2,040
Total	$2,669	$2,031	$4,700

(a)	The Company defines North America as the United States and Canada.
(b)
The Company defines high-growth markets as developing markets of the world experiencing extended periods of accelerated growth in gross domestic product and infrastructure which include Eastern Europe, the Middle East, Africa, Latin America (including Mexico) and Asia (with the exception of Japan, Australia and New Zealand). The Company defines developed markets as all markets of the world that are not high-growth markets.